Cover	Jun. 15, 2022
Cover [Abstract]
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 15, 2022
Entity Incorporation State Country Code	TX
Entity File Number	0-20791
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800,
Entity Address City Or Town	San Diego,
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false